Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 84.4%
Communication Services — 4.1%
Interactive Media & Services — 3.0%
Alphabet Inc., Class A Shares	26,114	$9,299,979
Meta Platforms Inc., Class A Shares	3,145	1,750,853
Total Interactive Media & Services		11,050,832
Wireless Telecommunication Services — 1.1%
T-Mobile US Inc.	22,655	3,912,745

Total Communication Services		14,963,577
Consumer Discretionary — 0.7%
Specialty Retail — 0.7%
Home Depot Inc.	7,222	2,397,415

Consumer Staples — 6.0%
Beverages — 1.4%
Coca-Cola Co.	59,043	5,171,576
Consumer Staples Distribution & Retail — 1.4%
Walmart Inc.	44,361	4,932,943
Household Products — 3.2%
Colgate-Palmolive Co.	67,698	6,180,828
Procter & Gamble Co.	38,178	5,516,339
Total Household Products		11,697,167

Total Consumer Staples		21,801,686
Energy — 11.9%
Oil, Gas & Consumable Fuels — 11.9%
Cheniere Energy Inc.	14,676	3,868,153
Enbridge Inc.	78,761	4,289,324
Kinder Morgan Inc.	208,159	6,698,557
ONEOK Inc.	83,858	7,615,145
Pembina Pipeline Corp.	93,088	4,554,796
SunocoCorp LLC	32,166	2,458,769
Targa Resources Corp.	15,761	4,261,301
Williams Cos. Inc.	138,218	9,888,116

Total Energy		43,634,161
Financials — 10.4%
Banks — 5.5%
Bank of America Corp.	106,700	6,610,065
Citigroup Inc.	36,576	4,844,491
JPMorgan Chase & Co.	25,025	8,803,545
Total Banks		20,258,101
Capital Markets — 2.8%
Ares Management Corp., Class A Shares	4,533	580,632
Blackrock Inc.	1,700	1,853,663
Blackstone Inc.	5,090	650,247
Charles Schwab Corp.	19,659	2,068,913
Goldman Sachs Group Inc.	2,063	2,100,918
Intercontinental Exchange Inc.	19,791	3,017,732
Total Capital Markets		10,272,105
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.7%
Apollo Global Management Inc.	18,976	$2,383,164
Insurance — 0.4%
MetLife Inc.	15,000	1,441,950
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AGNC Investment Corp.	360,817	3,846,309

Total Financials		38,201,629
Health Care — 6.9%
Biotechnology — 1.3%
AbbVie Inc.	9,052	2,271,509
Amgen Inc.	6,130	2,361,031
Total Biotechnology		4,632,540
Health Care Providers & Services — 0.5%
McKesson Corp.	2,250	1,926,427
Pharmaceuticals — 5.1%
Eli Lilly & Co.	2,332	2,679,095
Johnson & Johnson	18,808	4,821,431
Merck & Co. Inc.	44,220	5,757,444
Roche Holding AG, ADR	101,763	5,563,383
Total Pharmaceuticals		18,821,353

Total Health Care		25,380,320
Industrials — 14.0%
Aerospace & Defense — 5.2%
Honeywell Aerospace Inc.	24,228	5,008,897 *
L3Harris Technologies Inc.	17,296	4,792,030
Lockheed Martin Corp.	7,056	4,111,813
Northrop Grumman Corp.	9,668	5,244,697
Total Aerospace & Defense		19,157,437
Electrical Equipment — 4.0%
Eaton Corp. PLC	16,216	6,732,883
Emerson Electric Co.	53,610	8,031,850
Total Electrical Equipment		14,764,733
Ground Transportation — 2.5%
Union Pacific Corp.	30,661	8,956,998
Industrial Conglomerates — 0.8%
Honeywell International Inc.	12,583	3,058,298
Machinery — 1.5%
Illinois Tool Works Inc.	18,860	5,411,877

Total Industrials		51,349,343
Information Technology — 15.3%
Communications Equipment — 1.0%
Cisco Systems Inc.	30,200	3,502,898
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A Shares	18,737	3,011,036
Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding NV, Registered Shares	2,297	3,741,813
Broadcom Inc.	14,374	5,595,511
Marvell Technology Inc.	14,048	2,634,843
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc.	6,484	$5,336,526
QUALCOMM Inc.	20,090	2,965,485
Total Semiconductors & Semiconductor Equipment		20,274,178
Software — 3.4%
Microsoft Corp.	22,838	10,613,275
Oracle Corp.	15,151	1,967,661
Total Software		12,580,936
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	42,917	13,257,490
Western Digital Corp.	6,396	3,484,797
Total Technology Hardware, Storage & Peripherals		16,742,287

Total Information Technology		56,111,335
Materials — 2.0%
Chemicals — 0.5%
Sherwin-Williams Co.	5,495	1,872,971
Metals & Mining — 1.5%
Freeport-McMoRan Inc.	84,848	5,314,030

Total Materials		7,187,001
Real Estate — 9.7%
Health Care REITs — 0.4%
Welltower Inc.	6,800	1,594,192
Industrial REITs — 1.2%
Prologis Inc.	31,180	4,508,940
Residential REITs — 2.8%
Equity LifeStyle Properties Inc.	73,467	4,780,498
Equity Residential	82,461	5,479,533
Total Residential REITs		10,260,031
Specialized REITs — 5.3%
American Tower Corp.	34,430	5,968,785
Digital Realty Trust Inc.	31,288	5,898,414
Equinix Inc.	2,535	2,583,875
Public Storage	14,713	4,769,513
Total Specialized REITs		19,220,587

Total Real Estate		35,583,750
Utilities — 3.4%
Gas Utilities — 1.4%
Atmos Energy Corp.	30,823	5,325,598
Multi-Utilities — 2.0%
DTE Energy Co.	50,713	7,194,653

Total Utilities		12,520,251
Total Common Stocks (Cost — $221,861,880)		309,130,468
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Tactical Dividend Income Fund
(Percentages shown based on Fund net assets)
Security		Shares/ Units	Value
Master Limited Partnerships — 11.1%
Diversified Energy Infrastructure — 5.4%
Energy Transfer LP		431,920	$8,793,891
Enterprise Products Partners LP		138,702	5,277,611
Plains GP Holdings LP, Class A Shares		215,296	5,668,744 *
Total Diversified Energy Infrastructure			19,740,246
Gathering/Processing — 0.6%

Western Midstream Partners LP		45,000	2,095,650
Liquids Transportation & Storage — 1.2%

Delek Logistics Partners LP		72,448	4,369,339
Oil/Refined Products — 2.2%
CrossAmerica Partners LP		132,586	2,944,735
MPLX LP		88,680	5,183,346
Total Oil/Refined Products			8,128,081
Petrochemicals — 1.7%
Westlake Chemical Partners LP		284,742	6,161,817

Total Master Limited Partnerships (Cost — $13,066,325)			40,495,133
	Rate	Shares
Convertible Preferred Stocks — 4.2%
Financials — 0.8%
Capital Markets — 0.8%
KKR & Co. Inc.	6.250%	63,255	2,744,635

Industrials — 3.2%
Aerospace & Defense — 1.8%
Boeing Co.	6.000%	98,840	6,603,500
Trading Companies & Distributors — 1.4%
QXO Inc.	4.750%	500	5,136,730 (a)(b)

Total Industrials			11,740,230
Information Technology — 0.2%
Technology Hardware, Storage & Peripherals — 0.2%
Super Micro Computer Inc., Non Voting Shares	7.000%	17,736	893,362

Total Convertible Preferred Stocks (Cost — $13,869,685)			15,378,227
Total Investments before Short-Term Investments (Cost — $248,797,890)			365,003,828

Short-Term Investments — 0.0%††
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	34,968	34,968 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	34,968	34,968 (c)(d)

Total Short-Term Investments (Cost — $69,936)			69,936
Total Investments — 99.7% (Cost — $248,867,826)			365,073,764
Other Assets in Excess of Liabilities — 0.3%			1,058,204
Total Net Assets — 100.0%			$366,131,968

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

 ClearBridge Tactical Dividend Income Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $34,968 and the cost was $34,968 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$309,130,468	—	—	$309,130,468
Master Limited Partnerships	40,495,133	—	—	40,495,133
Convertible Preferred Stocks:
Industrials	6,603,500	—	$5,136,730	11,740,230
Other Convertible Preferred Stocks	3,637,997	—	—	3,637,997
Total Long-Term Investments	359,867,098	—	5,136,730	365,003,828
Short-Term Investments†	69,936	—	—	69,936
Total Investments	$359,937,034	—	$5,136,730	$365,073,764

†	See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Convertible Preferred Stocks:
Industrials	—	—	—	$136,510	$5,000,220
Total	—	—	—	$136,510	$5,000,220

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2026[1]
Convertible Preferred Stocks:
Industrials	—	—	—	$5,136,730	$136,510
Total	—	—	—	$5,136,730	$136,510

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,039,854	$48,294,870	48,294,870	$56,299,756	56,299,756

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$66,570	—	$34,968

ClearBridge Tactical Dividend Income Fund 2026 Quarterly Report